Stockholders Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Stockholders' Deficit
Stockholders Equity

8. Stockholders’ Deficit

On January 7, 2022, the Company’s stockholders approved an amendment to the Company’s Amended and Restated Certificate of Incorporation to increase the number of shares of common stock authorized for issuance from 150,000,000 shares to 300,000,000 shares.

Reverse Stock Split

On April 10, 2023, the Company filed with the Secretary of State of the State of Delaware a certificate of amendment, or the Certificate of Amendment, to the Company’s Amended and Restated Certificate of Incorporation, which became effective on April 10, 2023. The Certificate of Amendment implemented a 1-for-50 reverse stock split of the Company’s common stock. On the effective date of April 10, 2023, the number of the Company’s issued and outstanding shares of common stock was decreased from 46,605,134 to 932,101, and the par value remained unchanged. No fractional shares were issued as a result of the reverse stock split. Stockholders who would otherwise have been entitled to receive a fractional share received a cash payment in lieu thereof. The reverse stock split affected all shares of the Company’s common stock outstanding immediately prior to the effective date of the reverse stock split, as well as the number of shares of common stock available for issuance under the Company’s equity incentive plans. In addition, the reverse stock split effected a reduction in the number of shares of common stock issuable upon the exercise of stock options, restricted stock units, or warrants outstanding.

Shelf Registration Statement

On October 2, 2020, the Company filed a universal shelf registration statement with the SEC for the issuance of common stock, preferred stock, warrants, rights, debt securities and units up to an aggregate amount of $200.0 million (the “2020 Shelf Registration Statement”). On October 14, 2020, the 2020 Shelf Registration Statement was declared effective by the SEC. In the future, the Company may periodically offer one or more of these securities in amounts, prices, and terms to be announced when and if the securities are offered. At the time any of the securities covered by the 2020 Shelf Registration Statement are offered for sale, a prospectus supplement will be prepared and filed with the SEC containing specific information about the terms of any such offering.

Public Offerings

In October 2021, the Company completed a public offering of 13,333 shares of its common stock and warrants to purchase 6,660 shares of its common stock at a combined price of $1,700 per share of common stock and one-half of a warrant to purchase one share of common stock. Proceeds from the public offering, net of underwriting discounts, commissions and offering expenses were approximately $21.1 million.

In July 2022, the Company completed a best efforts public offering (the “2022 Offering”) in which the Company raised net proceeds of $22.0 million through the sale of 382,966 shares of common stock and 150,366 pre-funded warrants (“Series B pre-funded warrants”) to purchase 150,366 shares of common stock at a combined price of $45.00 per share of common stock and warrants. Both the sales of shares of common stock and pre-funded warrants were accompanied by Series A-1 and Series A-2 warrants (together the “Series A warrants”) to purchase shares of common stock. The Series A-1 warrants are exercisable immediately and will expire five years from the date of issuance, and the Series A-2 warrants expired unexercised in August 2023. H.C. Wainwright acted as the exclusive placement agent in connection with the 2022 Offering and, as compensation, received a cash fee of 7% of the aggregate proceeds raised in the 2022 Offering. The Company also issued to certain designees of H.C. Wainwright warrants to purchase up to 26,666 shares of common stock with an exercise price of $56.25 per share.

In May 2023, the Company completed a best efforts public offering of an aggregate of 95,000 shares of common stock and 1,801,286 pre-funded warrants in lieu of shares of common stock and warrants to purchase a total of 3,792,572 shares of common stock at combined public offering price of $3.9551 per share. Proceeds from the public offering, net of underwriting discounts, commissions, and offering expenses were approximately $6.5 million. Through September 30, 2023 at total of 1,115,286 pre-funded warrants have been exercised and 686,000 pre-funded warrants remain available for exercise as of September 30, 2023. H.C. Wainwright acted as the exclusive placement agent in connection with the Offering and, as compensation, received a cash fee of 7% of the aggregate proceeds raised in the Offering. The Company also issued to certain designees of H.C. Wainwright warrants to purchase up to 94,814 shares of commons stock with an exercise price of $4.9439 per share.

The Company has accounted for the warrants as liabilities, while the pre-funded warrants are classified as a component of permanent equity within additional paid-in capital because they are freestanding financial instruments that are legally detachable and separately exercisable from the shares of common stock with which they were issued, are immediately exercisable, do not embody an obligation for the Company to repurchase its shares, and permit the holders to receive a fixed number of shares of common stock upon exercise. The Company also determined that the pre-funded warrants should be included in the determination of basic earnings per share in accordance with ASC 260, Earnings per Share.

ATM Sales Agreement

In March 2021, the Company entered into a common stock sales agreement (the “Sales Agreement”) under which the Company may sell up to an aggregate of $50.0 million in gross proceeds through the sale of shares of common stock from time to time in “at-the-market” equity offerings (as defined in Rule 415 promulgated under the Securities Act of 1933, as amended).  The Company agreed to pay a commission of up to 3% of the gross proceeds of any common stock sold under the Sales Agreement.  During the year ended December 31, 2021, the Company issued and sold 3,457 shares of common stock under the Sales Agreement resulting in net proceeds to the Company of approximately $9.3 million.

On January 10, 2022, the Company filed a prospectus supplement to its 2020 Shelf Registration Statement registering an at-the-market offering program (the “2022 ATM”) the Company entered into for the sale of up to $50.0 million of shares of its common stock. The Company agreed to pay a commission of up to 3% of the gross proceeds of any common stock sold under the Sales Agreement.  During the three months ended March 31, 2022, the Company issued and sold 512 shares of common stock under the Sales Agreement resulting in net proceeds to the Company of approximately $0.3 million. On April 26, 2022, the Company terminated the 2022 ATM.

On April 27, 2022, the Company entered into a new at-the-market offering program (the “April 2022 ATM Agreement”) with H.C. Wainwright LLC and Co. (the “Sales Agent”) under which the Company is authorized to sell up to an aggregate of $12.8 million in gross proceeds through the sale of shares of common stock from time to time. The Company agreed to pay a commission of up to 3.0% of the gross proceeds of any common stock sold under the April 2022 ATM Agreement. Through September 30, 2022, the Company issued and sold a total of 173,750 shares of common stock under the April 2022 ATM Agreement, representing the entire capacity of the April 2022 ATM, resulting in net proceeds of approximately $12.2 million. On August 22, 2022, the Company increased the April 2022 ATM (“August 2022 ATM”). As increased, the Company was eligible to offer and sell, from time to time through the Sales Agent, shares of its common stock having an aggregate offering price of up to $75.0 million. During the year ended December 31, 2022, the Company issued and sold 78,852 shares of common stock under the August 2022 ATM resulting in net proceeds of approximately $0.9 million. During the nine months ended September 30, 2023, the Company issued and sold 207,883 shares for net proceeds of approximately $1.7 million. On April 12, 2023, the Company filed a prospectus supplement to its registration statement on Form S-3 for the August 2022 ATM verifying that it is now eligible to sell up to $4.5 million worth of shares through its ATM.

Registered Direct Offering

On March 14, 2022, the Company filed a prospectus supplement to its 2020 Shelf Registration Statement registering a direct offering (the “2022 Preferred Stock Offering”) of 2,425 shares of Series A convertible preferred stock (the “Series A Preferred Stock”) and 2,425 shares of Series B convertible preferred stock (the “Series B Preferred Stock”) and Series A warrants (the “Series A Warrants”) to purchase up to an aggregate of 12,125 shares of the common stock of the Company and Series B warrants (the “Series B Warrants”) to purchase up to an aggregate of 12,125 shares of common stock. Each share of Series A Preferred Stock and Series B Preferred Stock has a stated value of $1,000 per share and a conversion price of $400.00 per share. The shares of preferred stock issued in the 2022 Preferred Stock Offering are convertible into an aggregate of 12,125 shares of common stock. The Series A Warrants have an exercise price of $520.00 per share, will become exercisable six months following the date of issuance, and will expire 5 years following the initial exercise date. The Series B Warrants have an exercise price of $520.00 per share, will become exercisable six months following the date of issuance, and will expire one and one-half years following the initial exercise date. Proceeds from the 2022 Preferred Stock Offering, net of the placement agent’s fees and offering expenses were approximately $4.1 million. A portion of the placement agent’s fees included warrants to purchase 606 shares of the common stock of the Company at a strike price of $500.00 per share. The warrants become exercisable six months following the date of issuance and will expire 5 years following the commencement of sales in the 2022 Preferred Stock Offering.

On March 15, 2022, 2,425 shares of the Series A Preferred Stock were converted into 6,025 shares of the Company’s common stock. On April 4, 2022, 2,425 shares of the Series B Preferred Stock were converted into 6,025 shares of the Company’s common stock.

On April 25, 2022, the Company entered into a letter agreement and waiver (the “Letter Agreement”) with Armistice Capital Master Fund Ltd. (“Armistice”), pursuant to which Armistice consented to the Company entering into and effecting an at-the-market (“ATM”) offering facility. On March 14, 2022, the Company entered into the 2022 Preferred Stock Offering with Armistice, under which agreement, the Company was restricted from entering into and effecting an ATM offering facility until the 180-day anniversary of the Closing Date.  Pursuant to the Letter Agreement, the Company issued to Armistice a new common stock purchase warrant (“New Warrant”), on the same terms and conditions as the Series A Warrants, provided that such New Warrant shall be exercisable into 4,243 warrant shares. The Series A Warrants have an exercise price of $520.00 per share and will become exercisable six months following the date of issuance, and will expire 5 years following the initial exercise date.  The New Warrant is exercisable 6 months after the date of the Letter Agreement.

Stock-Based Compensation Expense

Stock-based compensation expense was allocated as follows (in thousands):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2023	2022	2023	2022
Cost of goods sold	$12	$29	$69	$104
Research and development	94	90	261	284
Selling and marketing	10	40	73	120
General and administrative	323	377	1,015	1,461
Total	$439	$536	$1,418	$1,969

10. Stockholders’ Equity

The Company’s Certificate of Incorporation, as amended, among other things: (i) authorizes 300,000,000 shares of common stock; (ii) authorizes 10,000,000 shares of undesignated preferred stock that may be issued from time to time by the Board in one or more series; (iii) provides that the Board be divided into three classes with staggered three-year terms, with one class of directors to be elected at each annual meeting of the Company’s stockholders; (iv) provides that directors may only be removed with cause and only upon the affirmative vote of holders of at least 75% of the voting power of all then-outstanding shares of capital stock of the Company entitled to vote generally in the election of directors; (v) provides that only the Board, the chairman of the Board or the chief executive officer may call a special meeting of stockholders; and (vi) requires that any action instituted against the Company’s officers or directors in connection with their service to the Company be brought in the State of Delaware.

On January 7, 2022, the Company’s stockholders approved an amendment to the Company’s Amended and Restated Certificate of Incorporation to increase the number of shares of common stock authorized for issuance from 150,000,000 shares to 300,000,000 shares.

Shelf Registration Statement

On October 2, 2020, the Company filed a universal shelf registration statement with the SEC for the issuance of common stock, preferred stock, warrants, rights, debt securities and units up to an aggregate amount of $200.0 million (the “2020 Shelf Registration Statement”). On October 14, 2020, the 2020 Shelf Registration Statement was declared effective by the SEC. In the future, the Company may periodically offer one or more of these securities in amounts, prices and terms to be announced when and if the securities are offered. At the time any of the securities covered by the 2020 Shelf Registration Statement are offered for sale, a prospectus supplement will be prepared and filed with the SEC containing specific information about the terms of any such offering.

Public Offerings

In October 2021, the Company completed a public offering of 666,666 shares of its common stock and warrants to purchase 333,333 shares of its common stock at a combined price of $34.00 per share of common stock and one-half of a warrant to purchase one share of common stock. Proceeds from the public offering, net of underwriting discounts, commissions and offering expenses were approximately $21.1 million.

In July 2022, the Company completed a public offering of (1) 19,148,332 shares of its common stock and warrants to purchase 38,296,664 shares of its common stock at a combined price of $0.90 per share of common stock and warrants and (2) 7,518,334 pre-funded warrants to purchase 7,518,334 shares of its common stock and warrants to purchase 15,036,668 shares of its common stock at a combined price of $0.8999 per share of common stock and pre-funded warrant. Proceeds from the public offering, net of underwriting discounts, commissions and offering expenses were approximately $22.0 million.

ATM Sales Agreements

 In March 2021, the Company entered into a common stock sales agreement (the “2021 ATM Agreement”) under which the Company may sell up to an aggregate of $50.0 million in gross proceeds through the sale of shares of common stock from time to time in “at-the-market” equity offerings (as defined in Rule 415 promulgated under the Securities Act of 1933, as amended).  The Company agreed to pay a commission of up to 3% of the gross proceeds of any common stock sold under the 2021 ATM Agreement.  During the year ended December 31, 2021, the Company issued and sold 172,879 shares of common stock under the 2021 ATM Agreement resulting in net proceeds to the Company of approximately $9.3 million.

On January 10, 2022, the Company filed a prospectus supplement to its 2020 Shelf Registration Statement registering an at-the-market offering program (the “January 2022 ATM”) the Company entered into for the sale of up to $50.0 million of shares of its common stock. The Company agreed to pay a commission of up to 3% of the gross proceeds of any common stock sold under the January 2022 ATM.  During the nine months ended September 30, 2022, the Company issued and sold 25,623 shares of common stock under the January 2022 ATM resulting in net proceeds to the Company of approximately $0.3 million. On April 26, 2022, the Company terminated the January 2022 ATM.

On April 27, 2022, the Company entered into a new at-the-market offering program (“April 2022 ATM”) with H.C. Wainwright LLC and Co. (the “Sales Agent”), under which the Company may, from time to time in its sole discretion, issue and sell through or to the Sales Agent, acting as the Company’s agent, up to $12,841,000 of shares of the Company’s common stock (the “Placement Shares”). The Company agreed to pay the Sales Agent a commission of up to 3.0% of the gross sales proceeds of any Placement Shares sold under the April 2022 ATM. Through September 30, 2022, the Company issued and sold a total of 8,687,502 shares of common stock under the April 2022 ATM Agreement, representing the entire capacity of the April 2022 ATM, resulting in net proceeds of approximately $12.2 million.

On August 22, 2022, the Company increased the April 2022 ATM (“August 2022 ATM”). As increased, the Company may now offer and sell, from time to time through the Sales Agent, shares of the Company’s common stock having an aggregate offering price of up to$75.0 million. During the year ended December 31, 2022, the Company issued and sold 3,942,648 shares of common stock under the August 2022 ATM resulting in net proceeds to the Company of approximately $0.9 million.

Registered Direct Offering

On March 14, 2022, the Company filed a prospectus supplement to its 2020 Shelf Registration Statement registering a direct offering (the “2022 Preferred Stock Offering”) of 2,425 shares of Series A convertible preferred stock (the “Series A Preferred Stock”) and 2,425 shares of Series B convertible preferred stock (the “Series B Preferred Stock”) and Series A warrants (the “Series A Warrants”) to purchase up to an aggregate of 606,250 shares of the common stock of the Company and Series B warrants (the “Series B Warrants”) to purchase up to an aggregate of 606,250 shares of common Stock. Each share of Series A Preferred Stock and Series B Preferred Stock has a stated value of $1,000 per share and a conversion price of $8.00 per share. The shares of preferred stock issued in the 2022 Preferred Stock Offering are convertible into an aggregate of 606,250 shares of common stock. The Series A Warrants have an exercise price of $10.40 per share, will become exercisable six months following the date of issuance, and will expire 5 years following the initial exercise date. The Series B Warrants have an exercise price of $10.40 per share, will become exercisable six months following the date of issuance, and will expire one and one-half years following the initial exercise date. Proceeds from the 2022 Preferred Stock Offering, net of the placement agent’s fees and offering expenses were approximately $4.1 million. A portion of the placement agent’s fees included warrants to purchase 30,313 shares of the common stock of the Company at a strike price of $10.00 per share. The warrants become exercisable six months following the date of issuance and will expire 5 years following the commencement of sales in the 2022 Preferred Stock Offering.

On March 15, 2022, 2,425 shares of the Series A Preferred Stock were converted into 303,125 shares of the Company’s common stock. On April 4, 2022, 2,425 shares of the Series B Preferred Stock were converted into 303,125 shares of the Company’s common stock.

On April 25, 2022, the Company entered into a letter agreement and waiver (the “Letter Agreement”) with Armistice Capital Master Fund Ltd. (“Armistice”), pursuant to which Armistice consented to the Company entering into and effecting an at-the-market (“ATM”) offering facility. On March 14, 2022, the Company entered into the 2022 Preferred Stock Offering with Armistice, under which agreement, the Company was restricted from entering into and effecting an ATM offering facility until the 180-day anniversary of the Closing Date.  Pursuant to the Letter Agreement, the Company issued to Armistice a new common stock purchase warrant (“New Warrant”), on the same terms and conditions as the Series A Warrants, provided that such New Warrant shall be exercisable into 212,188 warrant shares. The Series A Warrants have an exercise price of $10.40 per share, and will become exercisable six months following the date of issuance, and will expire 5 years following the initial exercise date.  The New Warrant is exercisable 6 months after the date of the Letter Agreement.

On July 6, 2022, the Company completed a best efforts public offering (the “Offering”) in which the Company raised net proceeds of $22.0 million through the sale of 19,148,332 shares of common stock and 7,518,334 pre-funded warrants (“Series B pre-funded warrants”) to purchase 7,518,334 shares of common stock. Both the sales of shares of common stock and pre-funded warrants were accompanied by Series A-1 and Series A-2 warrants (together the “Series A warrants”) to purchase shares of common stock. The Series A-1 warrants are exercisable immediately and will expire five years from the date of issuance, and the Series A-2 warrants are exercisable immediately and will expire thirteen months from the date of issuance. H.C. Wainwright acted as the exclusive placement agent in connection with the Offering and, as compensation, received a cash fee of 7% of the aggregate proceeds raised in the Offering. The Company also issued to certain designees of H.C. Wainwright warrants to purchase up to 1,333,333 shares of commons stock with an exercise price of $1.125 per share.

Common Stock Warrants

In connection with the Perceptive Credit Agreement (see Note 9), the Company issued warrants to Perceptive to purchase 35,000 shares of its common stock. These warrants contain antidilution provisions that were triggered upon the Company’s public offering that was completed in October 2021. As a result of the offering, warrants to purchase 17,500 shares of common stock that had an exercise price of $186.80 per share were reduced to $141.60 per share, warrants to purchase 17,500 shares of common stock that had an exercise price of $149.60 per share were reduced to $115.20 per share, and warrants to purchase 11,250 shares of common stock that had an exercise price of $114.80 per share were reduced to $90.80 per share. These repricing’s resulted in an immaterial increase to additional paid-in-capital. In connection with the Sixth Amendment, we amended and restated the Perceptive Warrants to reset the strike price of the Perceptive Warrants.

As a result of the registered direct offering completed in March 2022, the anti-dilution provision of the Perceptive Warrants was again triggered resulting in a further reduction of the strike price for the Perceptive Warrants. Warrants to purchase 17,500 shares of common stock that had an adjusted exercise price of $141.60 per share were reduced to $105.52 per share, warrants to purchase 17,500 shares of common stock that had an adjusted exercise price of $115.20 per share were reduced to $86.61 per share, and warrants to purchase 11,250 shares of common stock that had an adjusted exercise price of $90.80 per share were reduced to $69.13 per share.

As a result of the public offering of the Company’s common stock completed in July 2022, the antidilution provision of the Perceptive Warrants was again triggered resulting in a reduction of the strike price for the Perceptive Warrants. Warrants to purchase 17,500 shares of common stock that had an exercise price of $105.52 per share were reduced to $14.90 per share, warrants to purchase 17,500 shares of common stock that had an exercise price of $86.61 per share were reduced to $12.37 per share, and warrants to purchase 11,250 shares of common stock that had an exercise price of $69.13 per share were reduced to $10.03 per share.

All Perceptive Warrants are accounted for in equity, whereas all warrants associated with our various financings are accounted for as liabilities. In accordance with ASC Topic 815-40, Derivatives and Hedging, Contracts in Entity’s Own Equity, these liabilities are measured at fair value upon issuance, with subsequent changes in fair value reported in the Statement of Operations each reporting period.